Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive (loss) income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2023	$ 31	$ 22	$ 93,018,528	$ (68,161,722)	$ (10,623)	$ (9,462,883)	$ 15,383,353
Balance (in Shares) at Dec. 31, 2023	2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares	$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	446,842	(446,842)
Net loss				(2,643,796)		(15,091)	(2,658,887)
Exercise of share options	$ 2		451,658				451,660
Exercise of share options (in Shares)	289,401
Exchange difference on translation of foreign operations					861		861
Balance at Jun. 30, 2024	$ 37	$ 18	93,470,186	(70,805,518)	(9,762)	(9,477,974)	13,176,987
Balance (in Shares) at Jun. 30, 2024	3,674,164	1,796,934
Balance at Dec. 31, 2024	$ 37	$ 18	93,474,825	(72,429,528)	89,162	(9,357,453)	11,777,061
Balance (in Shares) at Dec. 31, 2024	3,811,823	1,796,934
Placing of Class A Ordinary Shares	$ 15		2,699,185				2,699,200
Placing of Class A Ordinary Shares (in Shares)	1,535,000
Net loss				(441,780)		(7,515)	(449,295)
Exchange difference on translation of foreign operations					(258,322)		(258,322)
Balance at Jun. 30, 2025	$ 52	$ 18	$ 96,174,010	$ (72,871,308)	$ (169,160)	$ (9,364,968)	$ 13,768,644
Balance (in Shares) at Jun. 30, 2025	5,346,823	1,796,934